Trade and other payables	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Trade and other payables
Trade and other payables
16.	Trade and other payables

		As restated,	As previously reported,
	June 30, 2021	December 31, 2020	December 31, 2020
Trade payables	20,899	9,793	9,793
Provision for indirect taxes	6,060	3,753	3,850
Dividends payable	2,042	2,592	2,592
Accrued salaries, bonuses, vacation pay and related taxes	5,361	866	2,050
Accrued professional services	1,744	1,184	—
Other payables	318	1,314	1,314
Total	36,424	19,502	19,599

Trade payables balance as at June 30, 2021 increased in comparison with that of December 31, 2020 due to the increased advertising expense to attract new users in the first and second quarters of 2021.

The exposure of the Group to liquidity risk in relation to financial instruments is reported in Note 21.

21. Trade and other payables

	December 31,	December 31,
	2020	2019
Trade payables	9,793	13,006
Provision for indirect taxes	3,850	941
Dividends payable	2,592	84
Accrued salaries, bonuses, vacation pay and related taxes	2,050	183
Other payables	1,314	253
Total	19,599	14,467

The exposure of the Group to liquidity risk in relation to financial instruments is reported in Note 26 to the consolidated financial statements.